Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Computation of Earnings Per Share
Earnings per share for total operations for the 12 months were as follows:

	€	€	€
	2023	2022	2021
Basic earnings per share	2.58	3.00	2.33
Diluted earnings per share	2.56	2.99	2.32

	Millions of share units
Calculation of average number of share units	2023	2022	2021
Average number of shares	2,587.0	2,629.2	2,629.2
Less: treasury shares held by employee share trusts and companies	(71.1)	(81.0)	(29.3)
Average number of shares – used for basic earnings per share	2,515.9	2,548.2	2,599.9
Add: dilutive effect of share-based compensation plans	16.5	11.6	9.7
Diluted average number of shares – used for diluted and underlying earnings per share	2,532.4	2,559.8	2,609.6

	€ million	€ million	€ million
Calculation of earnings	2023	2022	2021
Net profit	7,140	8,269	6,621
Non-controlling interests	(653)	(627)	(572)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	6,487	7,642	6,049